Costs and expenses by nature (Details 3 - Textuals) R$ in Thousands	12 Months Ended
	Dec. 31, 2023 BRL (R$) NUMBER	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	[1]
Disclosure of detailed information about business combination [line items]
Fair value on earn-out future payments | R$	R$ 963	R$ (98,650)	R$ 60,970
Number of operating and reportable segment | NUMBER	2

[1]	As of December 2021, the Company recognized the fair value on the earn-out future payments of R$ 60,970 as other operating income.